Balance Sheet Components - Other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components
Accrued compensation	$ 3,419	$ 2,532	$ 928
End-user liability, net	2,896	1,431	633
Accrued sales and marketing expenses	13,111	1,542
Other accrued expenses	3,603	2,032	1,129
Derivative liability (Note 4 and Note 5)			3,649
Other current liabilities	$ 23,029	$ 7,537	$ 6,339